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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                           Pioneer Select Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Select Growth Fund
         Schedule of Investments  2/29/08 (unaudited)

Shares                                                                Value
         COMMON STOCKS - 97.3 %
         Energy - 11.6 %
         Integrated Oil & Gas - 7.3 %
850      Hess Corp.                                               $      79,203
170      Suncor Energy, Inc.                                             17,544
690      USX-Marathon Group, Inc.                                        36,680
                                                                  $     133,427
         Oil & Gas Equipment & Services - 2.5 %
680      Weatherford International, Inc. *                        $      46,866
         Oil & Gas Exploration & Production - 1.8 %
315      Devon Energy Corp.                                       $      32,357
         Total Energy                                             $     212,650
         Materials - 4.0 %
         Diversified Metals & Mining - 4.0 %
720      Freeport-McMoRan Copper & Gold, Inc. (Class B)           $      72,619
         Total Materials                                          $      72,619
         Capital Goods - 8.3 %
         Aerospace & Defense - 8.3 %
540      Boeing Co.                                               $      44,707
935      Honeywell International, Inc.                                   53,800
750      United Technologies Corp.                                       52,883
                                                                  $     151,390
         Total Capital Goods                                      $     151,390
         Retailing - 4.2 %
         Apparel Retail - 4.2 %
2,410    TJX Companies, Inc.                                      $      77,120
         Total Retailing                                          $      77,120
         Pharmaceuticals & Biotechnology - 13.1 %
         Biotechnology - 3.0 %
1,160    Gilead Sciences, Inc. *                                  $      54,891
         Pharmaceuticals - 10.1 %
2,845    Bristol-Myers Squibb Co.                                 $      64,325
1,600    Schering-Plough Corp.                                           34,720
1,740    Teva Pharmaceutical Industries, Ltd.                            85,382
                                                                  $     184,427
         Total Pharmaceuticals & Biotechnology                    $     239,318
         Banks - 6.4 %
         Diversified Banks - 2.9 %
1,700    Wachovia Corp.                                           $      52,054
         Regional Banks - 3.5 %
1,102    SunTrust Banks, Inc.                                     $      64,059
         Total Banks                                              $     116,113
         Diversified Financials - 14.0 %
         Consumer Finance - 2.5 %
1,100    American Express Co.                                     $      46,530
         Investment Banking & Brokerage - 4.5 %
1,036    Bear Stearns Companies, Inc.                             $      82,735
         Diversified Financial Services - 3.9 %
3,000    Citigroup, Inc.                                          $      71,130
         Specialized Finance - 3.1 %
200      IntercontinentalExchange, Inc. *                         $      26,060
300      Nymex Holdings, Inc.                                            29,637
                                                                  $      55,697
         Total Diversified Financials                             $     256,092
         Software & Services - 8.7 %
         Internet Software & Services - 5.3 %
1,150    Akamai Technologies, Inc. *                              $      40,434
120      Google, Inc. *                                                  56,542
                                                                  $      96,976
         Systems Software - 3.4 %
3,255    Oracle Corp. *                                           $      61,194
         Total Software & Services                                $     158,170
         Technology Hardware & Equipment - 20.6 %
         Communications Equipment - 13.2 %
1,820    Cisco Systems, Inc. *                                    $      44,353
1,575    Corning, Inc. *                                                 36,587
1,964    F5 Networks, Inc. *                                             43,522
1,265    Juniper Networks, Inc. *                                        33,927
1,430    Nokia Corp. (A.D.R.)                                            51,494
300      Research In Motion, Ltd. *                                      31,140
                                                                  $     241,023
         Computer Hardware - 7.4 %
650      Apple, Inc. *                                            $      81,263
1,125    Hewlett-Packard Co.                                             53,741
                                                                  $     135,004
         Total Technology Hardware & Equipment                    $     376,027
         Semiconductors - 6.5 %
         Semiconductors - 6.5 %
2,290    Broadcom Corp. *                                         $      43,304
3,785    Intel Corp.                                                     75,512
                                                                  $     118,816
         Total Semiconductors                                     $     118,816
         TOTAL COMMON STOCKS
         (Cost  $1,941,635)                                       $   1,778,315

Principal
Amount
         TEMPORARY CASH INVESTMENT - 0.5 %
         Repurchase Agreement - 0.5 %
10,000 Barclays Plc, 3.18%, dated 2/29/08, repurchase price of $10,000 plus accrued interest on 3/3/08 collateralized by the following:

             $1,367 Federal National Mortgage Association, 6.0%, 2/1/38
             $1,453 Federal National Mortgage Association (ARM), 6.094%, 11/1/36 $1,329 Federal National Mortgage Association, 5.5%, 8/1/37
             $2,792 Federal National Mortgage Association, 4.5%, 5/1/19
             $2,383 Freddie Mac Giant, 6.0%, 9/1/36
             $1,169 Federal National Mortgage Association (ARM), 4.73%, 2/1/38
             $1,053 U.S. Treasury Bond, 7.875%, 2/15/21           $      10,000
         TOTAL TEMPORARY CASH INVESTMENT
         (Cost  $10,000)                                          $      10,000
         TOTAL INVESTMENT IN SECURITIES - 97.8%
         (Cost  $1,951,635) (a)                                   $   1,788,315
         OTHER ASSETS AND LIABILITIES - 2.2%                      $      39,803
         TOTAL NET ASSETS - 100.0%                                $   1,828,118

(A.D.R.) American Depositary Receipt.

*        Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,951,635 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                $ 77,397

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                (240,717)

         Net unrealized gain                                     $(163,320)


         FAS 157 Footnote Disclosures

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


         The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

         Valuation Inputs                                          Investments
								in Securities
         Level 1 - Quoted Prices                                    $1,778,315
         Level 2 - Other Significant Observable Inputs              $  10,000
         Level 3 - Significant Unobservable Inputs
         Total                                                      $1,788,315



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.